Concentrations and Risks (Details Narrative)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Risks and Uncertainties [Abstract]
Reimbursement on goods and service tax receivable percentage	100.00%	100.00%	100.00%